CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net income (loss)	$ 762,893	$ 815,060	$ 824,722
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	907,687	956,101	905,987
Non-cash, stock-based compensation	19,199	34,024	29,647
Deferred tax expense (benefit)	(108,821)	87,587	71,405
Other, net	(29,835)	40,274	(82,032)
Changes in current assets and current liabilities:
Trade accounts receivable	82,229	2,202	(69,545)
Allowance for doubtful accounts	(2,548)	7,539	2,147
Inventory	115,570	(11,718)	(18,437)
Other current assets	14,833	14,373	(26,407)
Trade accounts payable	45,151	(245,677)	108,565
Deferred revenue and other	(21,571)	39,303	(8,040)
Accrued programming and other accrued expenses	165,881	57,939	92,309
Net cash flows from operating activities	1,950,668	1,797,007	1,830,321
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	1,250,791	2,744,000	(1,838,875)
Purchases of property and equipment	(646,607)	(822,121)	(925,203)
Change in restricted cash, cash equivalents and marketable investment securities	4,610	(4,204)	38,881
Other, net	(2,658)	(737)	(12,235)
Net cash flows from investing activities	606,136	1,916,938	(2,737,432)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt		2,000,000	2,300,000
Proceeds from issuance of restricted debt			2,600,000
Redemption of restricted debt			(2,600,000)
Funding of restricted debt escrow			(2,596,750)
Release of restricted debt escrow			2,596,771
Dividend to DISH Orbital Corporation	(8,250,000)	(2,150,000)
Redemption and repurchases of long-term debt	(650,001)	(1,099,999)	(500,000)
Repayment of long-term debt and capital lease obligations	(29,206)	(29,649)	(35,586)
Other, net	30,189	33,368	12,764
Net cash flows from financing activities	(8,899,018)	(1,246,280)	1,777,199
Net increase (decrease) in cash and cash equivalents	(6,342,214)	2,467,665	870,088
Cash and cash equivalents, beginning of period	6,762,140	4,294,475	3,424,387
Cash and cash equivalents, end of period	$ 419,926	$ 6,762,140	$ 4,294,475